Revenue - Disaggregation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Voyage revenues	$ 601,256	$ 510,762	$ 432,676
Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	601,256	510,762	432,676
Liquefied natural gas segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	555,303	454,517	365,914
Liquefied petroleum gas segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	39,211	23,922	19,769
Conventional Tankers Segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	6,742	32,323	46,993
Time charters
Segment Reporting Information [Line Items]
Voyage revenues	540,036	437,667	371,922
Time charters | Liquefied natural gas segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	530,434	420,262	332,751
Time charters | Liquefied petroleum gas segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	2,860	0	0
Time charters | Conventional Tankers Segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	6,742	17,405	39,171
Voyage charters
Segment Reporting Information [Line Items]
Voyage revenues	36,351	38,513	8,994
Voyage charters | Liquefied natural gas segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	0	0	0
Voyage charters | Liquefied petroleum gas segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	36,351	23,922	2,285
Voyage charters | Conventional Tankers Segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	0	14,591	6,709
Bareboat charters
Segment Reporting Information [Line Items]
Voyage revenues	18,387	23,820	40,058
Bareboat charters | Liquefied natural gas segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	18,387	23,820	22,574
Bareboat charters | Liquefied petroleum gas segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	0	0	17,484
Bareboat charters | Conventional Tankers Segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	0	0	0
Management fees and other
Segment Reporting Information [Line Items]
Voyage revenues	6,482	10,762	11,702
Management fees and other | Liquefied natural gas segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	6,482	10,435	10,589
Management fees and other | Liquefied petroleum gas segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	0	0	0
Management fees and other | Conventional Tankers Segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	$ 0	$ 327	$ 1,113